Schedule of Investments(a)
March 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–100.41%
Advertising–0.56%
Trade Desk, Inc. (The), Class A(b)	55,805	$3,399,083
Aerospace & Defense–0.70%
TransDigm Group, Inc.	5,840	4,304,372
Agricultural & Farm Machinery–1.08%
Deere & Co.	16,058	6,630,027
Apparel Retail–0.90%
TJX Cos., Inc. (The)	69,957	5,481,831
Application Software–7.19%
HubSpot, Inc.(b)	15,068	6,460,405
Intuit, Inc.	11,463	5,110,549
Roper Technologies, Inc.	10,634	4,686,297
salesforce.com, inc.(b)	35,118	7,015,874
Synopsys, Inc.(b)	33,072	12,774,060
Workday, Inc., Class A(b)	38,390	7,929,071
		43,976,256
Asset Management & Custody Banks–0.47%
KKR & Co., Inc., Class A	54,841	2,880,249
Automobile Manufacturers–0.82%
Tesla, Inc.(b)	24,037	4,986,716
Automotive Parts & Equipment–0.46%
Aptiv PLC(b)	25,141	2,820,569
Automotive Retail–1.46%
AutoZone, Inc.(b)	3,639	8,945,208
Biotechnology–2.01%
AbbVie, Inc.(c)	20,182	3,216,406
Regeneron Pharmaceuticals, Inc.(b)	3,587	2,947,330
Vertex Pharmaceuticals, Inc.(b)	19,403	6,113,303
		12,277,039
Broadline Retail–3.74%
Alibaba Group Holding Ltd., ADR (China)(b)	35,752	3,653,140
Amazon.com, Inc.(b)	186,115	19,223,818
		22,876,958
Building Products–0.96%
Trane Technologies PLC	31,950	5,878,161
Cargo Ground Transportation–0.71%
Old Dominion Freight Line, Inc.	12,822	4,370,251
Casinos & Gaming–1.00%
Las Vegas Sands Corp.(b)	106,351	6,109,865
Communications Equipment–1.24%
Motorola Solutions, Inc.	26,583	7,606,194
Construction & Engineering–1.57%
Quanta Services, Inc.	57,783	9,628,959
Shares		Value
Construction Machinery & Heavy Transportation Equipment– 0.63%
Caterpillar, Inc.	16,945	$3,877,694
Copper–0.43%
Freeport-McMoRan, Inc.	64,495	2,638,490
Electrical Components & Equipment–0.60%
Hubbell, Inc.	14,972	3,642,837
Environmental & Facilities Services–0.86%
Waste Connections, Inc.	37,991	5,283,408
Financial Exchanges & Data–0.72%
S&P Global, Inc.	12,833	4,424,433
Footwear–0.71%
NIKE, Inc., Class B	35,223	4,319,749
Health Care Equipment–4.31%
Boston Scientific Corp.(b)	121,850	6,096,156
DexCom, Inc.(b)	64,171	7,455,387
Insulet Corp.(b)(c)	12,417	3,960,526
Intuitive Surgical, Inc.(b)	10,117	2,584,590
Stryker Corp.	21,918	6,256,931
		26,353,590
Homebuilding–0.97%
D.R. Horton, Inc.(c)	60,516	5,911,808
Hotels, Resorts & Cruise Lines–1.66%
Booking Holdings, Inc.(b)	1,742	4,620,498
Marriott International, Inc., Class A	33,450	5,554,038
		10,174,536
Industrial Machinery & Supplies & Components–0.91%
Parker-Hannifin Corp.	16,639	5,592,534
Interactive Media & Services–7.09%
Alphabet, Inc., Class C(b)	244,725	25,451,400
Meta Platforms, Inc., Class A(b)	63,920	13,547,205
Pinterest, Inc., Class A(b)	160,941	4,388,861
		43,387,466
Internet Services & Infrastructure–0.53%
MongoDB, Inc.(b)	13,797	3,216,357
IT Consulting & Other Services–1.83%
Amdocs Ltd.	42,611	4,091,934
Gartner, Inc.(b)	21,897	7,133,386
		11,225,320
Life Sciences Tools & Services–2.26%
Agilent Technologies, Inc.	38,036	5,261,900
Danaher Corp.	11,909	3,001,545
Thermo Fisher Scientific, Inc.	9,703	5,592,518
		13,855,963
Managed Health Care–2.35%
UnitedHealth Group, Inc.	30,430	14,380,914

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Capital Appreciation Fund

Shares		Value
Movies & Entertainment–1.05%
Netflix, Inc.(b)	18,616	$6,431,456
Oil & Gas Equipment & Services–0.80%
Schlumberger N.V.	99,745	4,897,480
Oil & Gas Exploration & Production–0.44%
Diamondback Energy, Inc.	19,931	2,694,073
Oil & Gas Storage & Transportation–1.31%
Cheniere Energy, Inc.	50,844	8,013,014
Packaged Foods & Meats–0.76%
Hershey Co. (The)	18,246	4,641,965
Passenger Ground Transportation–0.67%
Uber Technologies, Inc.(b)	128,384	4,069,773
Personal Care Products–0.50%
Estee Lauder Cos., Inc. (The), Class A(c)	12,466	3,072,370
Pharmaceuticals–1.29%
Eli Lilly and Co.	23,000	7,898,660
Property & Casualty Insurance–1.48%
Progressive Corp. (The)	63,254	9,049,117
Restaurants–1.83%
Chipotle Mexican Grill, Inc.(b)	3,701	6,322,381
McDonald’s Corp.	17,393	4,863,257
		11,185,638
Semiconductor Materials & Equipment–0.75%
ASML Holding N.V., New York Shares (Netherlands)	6,751	4,595,473
Semiconductors–12.11%
Advanced Micro Devices, Inc.(b)	135,212	13,252,128
Broadcom, Inc.	7,586	4,866,722
First Solar, Inc.(b)	27,764	6,038,670
GLOBALFOUNDRIES, Inc.(b)	46,297	3,341,717
Monolithic Power Systems, Inc.(c)	22,677	11,350,746
NVIDIA Corp.	109,320	30,365,816
STMicroelectronics N.V., New York Shares (Singapore)	91,654	4,902,573
		74,118,372
Soft Drinks & Non-alcoholic Beverages–2.72%
Monster Beverage Corp.(b)	156,650	8,460,667
PepsiCo, Inc.	44,720	8,152,456
		16,613,123
Shares		Value
Specialty Chemicals–0.75%
Albemarle Corp.(c)	20,777	$4,592,548
Systems Software–9.55%
Microsoft Corp.	177,222	51,093,103
ServiceNow, Inc.(b)	15,823	7,353,264
		58,446,367
Technology Hardware, Storage & Peripherals–6.94%
Apple, Inc.	257,510	42,463,399
Trading Companies & Distributors–0.98%
United Rentals, Inc.	15,203	6,016,739
Transaction & Payment Processing Services–5.25%
Mastercard, Inc., Class A	56,109	20,390,572
Visa, Inc., Class A(c)	51,937	11,709,716
		32,100,288
Wireless Telecommunication Services–0.50%
T-Mobile US, Inc.(b)	20,914	3,029,184
Total Common Stocks & Other Equity Interests (Cost $440,348,520)		614,385,876
Money Market Funds–0.10%
Invesco Government & Agency Portfolio, Institutional Class, 4.73%(d)(e)	212,357	212,357
Invesco Liquid Assets Portfolio, Institutional Class, 4.84%(d)(e)	151,653	151,683
Invesco Treasury Portfolio, Institutional Class, 4.72%(d)(e)	242,693	242,693
Total Money Market Funds (Cost $606,733)		606,733
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.51% (Cost $440,955,253)		614,992,609
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–5.72%
Invesco Private Government Fund, 4.78%(d)(e)(f)	9,796,629	9,796,629
Invesco Private Prime Fund, 4.98%(d)(e)(f)	25,191,331	25,191,331
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $34,992,456)		34,987,960
TOTAL INVESTMENTS IN SECURITIES–106.23% (Cost $475,947,709)		649,980,569
OTHER ASSETS LESS LIABILITIES—(6.23)%		(38,101,774)
NET ASSETS–100.00%		$611,878,795
Investment Abbreviations:
ADR	– American Depositary Receipt
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Capital Appreciation Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,921,439	$16,042,657	$(20,751,739)	$-	$-	$212,357	$19,977
Invesco Liquid Assets Portfolio, Institutional Class	3,515,340	11,459,040	(14,822,972)	-	275	151,683	13,982
Invesco Treasury Portfolio, Institutional Class	5,624,502	18,334,465	(23,716,274)	-	-	242,693	22,873
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	13,801,216	82,438,277	(86,442,864)	-	-	9,796,629	125,045*
Invesco Private Prime Fund	35,488,840	169,029,727	(179,311,689)	(5,981)	(9,566)	25,191,331	338,214*
Total	$63,351,337	$297,304,166	$(325,045,538)	$(5,981)	$(9,291)	$35,594,693	$520,091

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Capital Appreciation Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$614,385,876	$—	$—	$614,385,876
Money Market Funds	606,733	34,987,960	—	35,594,693
Total Investments	$614,992,609	$34,987,960	$—	$649,980,569
Invesco V.I. Capital Appreciation Fund